Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD CNY
Cash flows from operating activities:
Net income (loss)	(50,084,000)	(340,410,000)	(163,700,000)	$ (8,038,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Goodwill impairment	10,755,000	30,614,000	0	1,726,000
Net change in fair value	(11,989,000)	(25,716,000)		(1,924,000)
Depreciation and amortization	28,246,000	34,629,000	22,945,000	4,534,000
Allowance for doubtful accounts	(12,129,000)	(14,343,000)	(9,041,000)	1,947,000
Effects of foreign currency exchange loss	19,000	5,713,000	12,161,000	3,000
Share-based compensation	3,465,000	3,234,000	16,860,000	556,000
Deferred tax assets and liabilities	(5,771,000)	(395,000)	(38,000)	(926,000)
Share of associates' losses (income)	(2,547,000)	(2,496,000)	605,000	(409,000)
Loss on disposal of equipment and leasehold improvement	5,598,000	16,098,000	3,060,000	899,000
Changes in operating assets and liabilities:
Accounts receivable	(91,326,000)	(60,834,000)	575,000	(14,659,000)
Loans receivable	(225,000)	341,000	218,000	(36,000)
Amount due from related parties	(39,000)	1,639,000	139,000	(6,000)
Prepaid expenses and other current assets	(3,896,000)	13,727,000	(28,289,000)	(625,000)
Other non-current assets	3,297,000	6,284,000	(15,797,000)	529,000
Accounts payable	4,478,000	1,433,000	(3,387,000)	719,000
Amount due to related parties	6,000	5,000	(2,243,000)	1,000
Accrued expenses and other current liabilities	67,023,000	(10,780,000)	27,373,000	10,756,000
Deferred revenue	766,000	(1,259,000)	2,368,000	123,000
Long-term deposits payable	(1,639,000)	(1,136,000)	(349,000)	(263,000)
Net cash provided by (used in) operating activities	(31,734,000)	(314,966,000)	(118,458,000)	(5,093,000)
Cash flows from investing activities:
Decrease in Restricted cash	447,000	949,000	6,056,000	72,000
Placement/rollover of matured time deposits		(139,415,000)	(208,282,000)
Proceeds from maturity of time deposit		259,415,000	88,282,000
Purchases of equipment and leasehold improvement	(8,119,000)	(37,768,000)	(48,794,000)	(1,303,000)
Loan issuance	(98,053,000)	(72,070,000)	(16,150,000)	(15,739,000)
Receipt of loan principals	100,560,000	46,950,000	3,200,000	16,141,000
Business combinations, net of cash acquired		(26,587,000)	(8,649,000)
Purchase of equity investment		(1,900,000)	(6,535,000)
Advance to the escrow account related to the acquisition of subsidiary			(5,000,000)
Proceeds from disposal of equity investment			600,000
Net cash (used in) provided by investing activities	(5,165,000)	29,574,000	(195,272,000)	(829,000)
Cash flows from financing activities:
Share repurchases		(15,332,000)	(26,816,000)
Restricted cash-customers deposits	(7,486,000)	19,216,000	(8,343,000)	(1,202,000)
Payment of initial public offering costs		(1,315,000)	(13,572,000)
Proceeds from issuance of ordinary shares upon initial public offering			557,455,000
Proceeds from issuance of ordinary shares upon exercise of share options		583,000	2,664,000
Capital contributions from non-controlling interests		2,550,000	35,000
Repayment of advances from related parties			(1,338,000)
Net cash (used in) provided by financing activities	(7,486,000)	5,702,000	510,085,000	(1,202,000)
Effects of foreign exchange rate changes on cash and cash equivalents	(17,000)	(5,507,000)	(10,297,000)	(3,000)
Net increase (decrease) in cash and cash equivalents	(44,402,000)	(285,197,000)	186,058,000	(7,127,000)
Cash and cash equivalents at the beginning of the year	235,450,000	520,647,000	334,589,000	37,792,000
Cash and cash equivalents at the end of the year	191,048,000	235,450,000	520,647,000	30,665,000
Supplemental schedule of non-cash activities
Conversion of convertible redeemable preferred shares into ordinary shares			519,531,000
Consideration payable for business combination	33,774,000	44,227,000	1,587,000	5,421,000
Supplemental disclosure of cash flow information
Income tax paid	594,000	2,496,000	1,405,000	95,000
Interest paid